DIRECT OPERATING COSTS - Direct Costs by Nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Total	$ 7,568	$ 6,794	$ 6,163
Direct costs
Disclosure of attribution of expenses by nature to their function [line items]
Inventory costs	508	527	490
Subcontractor and consultant costs	3,253	2,432	2,509
Concession construction materials and labor costs	163	299	323
Depreciation and amortization expense	780	728	498
Compensation	1,850	1,749	1,503
Other direct costs	$ 1,014	$ 1,059	$ 840